Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings Per Share

	2022	2021
Loss attributable to shareholders (in TCHF)	(50,790)	(34,705)
Weighted average number of shares	4,228,112,520	3,593,069,451

Basic and diluted loss per share (in CHF)	(0.012)	(0.010)